Insurance Claim Reserves (details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2017	Mar. 31, 2016
Insurance Claim Reserves disclosure
Amount of increase in gross claims and claim adjustment expense reserves	$ 372
Amount of decrease in reinsurance recoverables on unpaid losses	39
Accretion of discount	$ 13	$ 13